Financial liabilities designated at fair value through profit or loss (IAS39)	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value through profit or loss (IAS39) [Abstract]
Financial liabilities designated at fair value through profit or loss (IAS39)
29.	Financial liabilities designated at fair value through profit or loss (IAS 39)

Financial liabilities designated at fair value through profit or loss as of December 31, 2017 are as follows:

	2017		Reason for designation
Equity-linked securities sold	~~W~~	5,865,990	Combined instrument
Securities sold with embedded derivatives		2,394,646	Combined instrument
Securities sold		36,973	Evaluation and management on a fair value basis

	~~W~~	8,297,609